BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Narrative) (Details)	Dec. 31, 2020
Monsanto [Member]
Statement Line Items [Line Items]
Ownership percentage held by other entity in the Company	4.50%
Alpha Capital Anstalt [Member]
Statement Line Items [Line Items]
Ownership percentage held by other entity in the Company	2.90%
Corteva [Member]
Statement Line Items [Line Items]
Ownership percentage held by other entity in subsidiary	27.84%